Leases (Details) - Schedule of lease transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Lease Transactions Abstract
Interest expense on lease liability	$ 55	$ 115
Total cash paid for leases	$ 490	$ 629